Supply Chain Financing - Schedule of Supplier Finance Program (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Balance at beginning of the year	¥ 456,965
Purchase from suppliers	384,375	¥ 895,161
Payment to suppliers	(307,662)	(438,196)
Balance at ending of the year	¥ 533,678	¥ 456,965
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Accounts Payable, Current	Accounts Payable, Current